Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) [Abstract]
Issuance of common stock upon exercise of stock options (in shares)	145,609		10,000
Issuance of Series A preferred stock to unconsolidated bank-development affiliate (in shares)			50,980
Issuance of common stock to institutional investors (in shares)			2,500,000
Issuance of common stock for redemption of promissory notes (in shares)			1,374,000
Surrender of common stock to facilitate vesting of restricted stock, (in shares)	1,897	71,849	8,420
Issuance of unvested shares of restricted common stock, net of related unearned employee compensation (in shares)			224,720
Reversal of compensation expense relating to forfeited restricted common stock and stock options (in shares)	6,000	48,600	31,075
Issuance of common stock for redemption of trust-preferred securities (in shares)		19,545,360
Distribution of shares to employees upon anniversary of employment (in shares)			565